Restatement of Previously Issued Consolidated Financial Statements (Tables)	6 Months Ended
Dec. 31, 2024
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
Schedule of Unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Loss

IN UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS:

	Previously reported	Adjustments/ Reclassification	Restated
	RM	RM	RM

Revenue	31,622,948	-	31,622,948
Cost of sale	(49,203,982)	20,366,667	(28,837,315)
Gross profit	(17,581,034)	20,366,667	2,785,633
Other income	1,004,286	-	1,004,286
Administrative expenses	(45,894,179)	11,964,612	(33,929,567)
Other operating expenses	(315,941)	-	(315,941)
Finance costs	(5,916)	-	(5,916)
Loss before tax	(62,792,784)	32,331,279	(30,461,505)
Tax expense	12,927,194	(1,344,401)	11,582,793
Loss for the financial period	(49,865,590)	30,986,878	(18,878,712)
Other comprehensive income for the financial period, net of tax
Items that may be reclassified subsequently to profit or loss:
Gain on foreign currency translation	3,070,107	-	3,070,107
Total comprehensive loss for the financial period	(46,795,483)	30,986,878	(15,808,605)
Loss for the financial period attributable to:
Owners of the Company	(50,177,049)	30,986,878	(19,190,171)
Non-controlling interests	311,459	-	311,459
	(49,865,590)	30,986,878	(18,878,712)
Total comprehensive loss attributable to:
Owners of the Company	(47,106,942)	30,986,878	(16,120,064)
Non-controlling interests	311,459	-	311,459
	(46,795,483)	30,986,878	(15,808,605)

Weighted average shares outstanding:
Basic and Diluted	21,999,658	4,437,842	26,437,500

Loss per share attributable to Owners of the Company:
Basic and Diluted	(2.28)	1.55	(0.73)

Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity

IN UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY:

		Previously reported	Adjustments/ Reclassification	Restated	Exchange	Previously reported	Adjustments/ Reclassification	Restated	Previously reported	Adjustments/ Reclassification	Restated	Previously reported	Adjustments/ Reclassification	Restated	Previously reported	Adjustments/ Reclassification	Restated
	Share capital	Capital contribution			translation reserve	Retained earnings			Total attributable to Owners of the Company			Non-controlling interests			Total equity
	RM	RM	RM	RM	RM	RM	RM	RM	RM	RM	RM	RM	RM	RM	RM	RM	RM

Balance at June 30, 2023	23,308,795	164,575,283	-	164,575,283	1,100,190	129,759,331	-	129,759,331	318,743,599	-	318,743,599	94,158	-	94,158	318,837,757	-	318,837,757
Loss for the financial period	-	-	-	-	-	(50,177,049)	30,986,869	(19,190,180)	(50,177,049)	30,986,869	(19,190,180)	311,459	-	311,459	(49,865,590)	30,986,869	(18,878,721)
Gain on foreign currency translations	-	-	-	-	3,070,107	-	-	-	3,070,107	-	3,070,107	-	-	-	3,070,107	-	3,070,107
Total and other comprehensive (loss)/income	-	-	-	-	3,070,107	(50,177,049)	30,986,869	(19,190,180)	(47,106,942)	30,986,869	(16,120,073)	311,459	-	311,459	(46,795,483)	30,986,869	(15,808,614)

Transaction with Owners
Reclassification of capital contribution to liabilities	-	(164,575,283)	164,575,283	-	-	-	-	-	(164,575,283)	164,575,283	-	-	-	-	(164,575,283)	164,575,283	-
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary	-	-	-	-	-	(6,000,000)	6,000,000	-	(6,000,000)	6,000,000	-	5,999,000	(6,000,000)	(1,000)	(1,000)	-	(1,000)
Disposal of subsidiaries	-	-	-	-	-	-	-	-	-	-	-	(300,312)	-	(300,312)	(300,312)	-	(300,312)
Dividend paid to non-controlling interest	-	-	-	-	-	-	-	-	-	-	-	(6,000,000)	6,000,000	-	(6,000,000)	6,000,000	-
Total transaction with Owners	-	(164,575,283)	164,575,283	-	-	(6,000,000)	6,000,000	-	(170,575,283)	170,575,283	-	(301,312)	-	(301,312)	(170,876,595)	170,575,283	(301,312)
Balance at December 31, 2023	23,308,795	-	164,575,283	164,575,283	4,170,297	73,582,282	36,986,869	110,569,151	101,061,374	201,562,152	302,623,526	104,305	-	104,305	101,165,679	201,562,152	302,727,831

Schedule of Unaudited Condensed Consolidated Statements of Cash Flows

IN UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS:

	Previously reported	Adjustments/ Reclassification	Restated
	RM	RM	RM
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	(62,792,784)	32,331,279	(30,461,505)

Adjustments for:
Amortisation of intangible assets	26,719,984	(13,593,164)	13,126,820
Depreciation of property, plant and equipment	35,152,128	(24,738,115)	10,414,013
Depreciation of right-of-use asset	62,286	-	62,286
Interest expense of lease liability	5,916	-	5,916
Interest income	(829,121)	-	(829,121)
Loss on disposal of subsidiaries	305,818	-	305,818
Unrealised exchange loss	10,326	-	10,326
Waiver of debts	(175,283)	-	(175,283)
Operating loss before changes in working capital	(1,540,730)		(7,540,730)

Changes in working capital:
Trade receivables	101,383,409	-	101,383,409
Other receivables, deposit and prepayments	(10,603,286)	-	(10,603,286)
Trade payables	(6,484,641)	-	(6,484,641)
Other payables and accruals	(3,502,914)	-	(3,502,914)
Cash generated from operations	79,251,838		73,251,838

Interest received	829,121	-	829,121
Income tax paid	(24,300)	-	(24,300)
Net cash generated from operating activities	80,056,659		74,056,659

CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(30,000,000)	-	(30,000,000)
Maturity of deposit	1,180,439	-	1,180,439
Proceed from disposal of subsidiaries	(213,504)	-	(213,504)
Proceed from redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary	(1,000)	-	(1,000)
Net cash used in investing activities	(29,034,065)		(29,034,065)

CASH FLOWS FROM FINANCING ACTIVITIES
Dividend paid to non-controlling interest	(6,000,000)	6,000,000	-
Payment of lease liability	(66,000)	-	(66,000)
Repayment to holding company	(21,500,000)	-	(21,500,000)
Repayment to related companies	(27,900,000)	-	(27,900,000)
Net cash used in financing activities	(55,466,000)		(49,466,000)

Net decrease in cash and cash equivalents	(4,443,406)	-	(4,443,406)
Effect of exchange rate changes	3,070,107	-	3,070,107
Cash and cash equivalents (excluding deposits with a licensed bank) at beginning of the period	31,453,867	-	31,453,867
Cash and cash equivalents (excluding deposits with a licensed bank) at end of the period	30,080,568	-	30,080,568